Compensation Plans TBS and PBS Award Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2013
TBS Awards
Shares
Shares Outstanding Beginning Balance	3,061,883
Shares Granted	1,253,441
Shares Vested	(1,171,870)
Shares Forfeited	(116,753)
Shares Outstanding Ending Balance	3,026,701
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 35.89
Weighted-Average Grant Date Fair Value, Granted (USD per share)	$ 37.82
Weighted-Average Grant Date Fair Value, Vested (USD per share)	$ 35.00
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	$ 36.71
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 37.01
PBS Awards
Shares
Shares Outstanding Beginning Balance	313,707
Shares Granted	239,195
Shares Vested	(29,432)
Shares Forfeited	(12,631)
Shares Outstanding Ending Balance	510,839
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 36.08
Weighted-Average Grant Date Fair Value, Granted (USD per share)	$ 35.68
Weighted-Average Grant Date Fair Value, Vested (USD per share)	$ 36.10
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	$ 35.19
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 35.91